SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2014
SHARE BASED COMPENSATION [Abstract]
SHARE BASED COMPENSATION

16. SHARE BASED COMPENSATION

2005 Share Incentive Plan

On February 4, 2005, the Group adopted the 2005 Share Incentive Plan, or the “2005 Plan”, under which the Group may grant options to purchase up to 1,500,000 ordinary shares of the Company to its employees, outside directors and consultants. The Board of Directors subsequently raised the number of options to be granted to 20,282,353 shares on November 14, 2008. Following the Company's IPO, the Company no longer grants any awards under the 2005 plan. However, the 2005 plan will continue to govern the terms and conditions of any outstanding awards previously granted there under. In the event that any outstanding option or other right for any reason expires, is cancelled, or otherwise terminated, the shares allocable to the unexercised portion of the 2005 Plan or other right shall again be available for the purposes of the 2005 Plan.

An individual who owns more than 10% of the total combined voting power of all classes of outstanding stock of the Company or any parent or subsidiary of the Company shall not be eligible for designation as an optionee or purchaser unless:

(i)	the per share exercise price shall be not less than 110% of the fair market value per share on the date of grant;
(ii)	the purchase price shall be not less than 100% of the fair market value per share on the date of grant; and
(iii)	in the case of an Incentive Shares Option (“ISO”), such ISO by its terms is not exercisable after the expiration of five years from the date of grant.

The 2005 Plan was approved and will terminate automatically 10 years after its adoption, unless terminated earlier at the Board of Directors' discretion. Option awards are granted with an exercise price determined by the Board of Directors; those option awards generally vest based on 4 years of continuous service and expire in 10 years.

2010 Equity Incentive Plan

On June 1, 2010, the Group adopted the 2010 Equity Incentive Plan, or the “2010 Plan”, which became effective upon the completion of the IPO on August 5, 2010. The 2010 Plan allows the Company to offer a variety of incentive awards to employees, outside directors and consultants. Under the plan, the Group may grant up to 19,000,000 Class A Ordinary Shares of the Company to its employees, outside directors and consultants, plus (i) any shares that, as of the completion of the IPO, have been reserved but not issued pursuant to awards granted under the 2005 Plan and are not subject to any awards granted there under, and (ii) any shares subject to awards granted under the 2005 Plan that expire or otherwise terminate without having been exercised in full, and shares issued pursuant to awards granted under the 2005 Plan that are forfeited to or repurchased by the Company, with the maximum number of shares to be added to the 2010 Plan pursuant to clauses (i) and (ii) above equal to 10,000,000 Class A Ordinary Shares; provided, however, that there shall be an annual increase on the first day of each fiscal year beginning with the 2011 Fiscal Year, in an amount equal to the least of (i) 25,000,000 Class A Ordinary Shares, (ii) 5% of the outstanding Class A Ordinary Shares on the last day of the immediately preceding fiscal year or (iii) such number of Class A Ordinary Shares determined by the Board of Directors. In the event that any outstanding option or other right for any reason expires, is cancelled, or otherwise terminated, the shares allocable to the unexercised portion of the 2010 Plan or other right shall again be available for the purposes of the 2010 Plan.

The 2010 Plan was approved by the Board of Directors and shareholders, and will terminate automatically 10 years after its adoption, unless terminated earlier at the Board of Directors' discretion. The exercise price will not be less than the fair market value of the Company's ordinary shares on the date of grant and the term may not exceed 10 years. In the case of an ISO granted to an employee of the Company or any parent or subsidiary of the Company who, at the time the ISO is granted, owns stock representing more than 10% of the voting power of all classes of shares of the Company or any parent or subsidiary, the exercise price shall be no less than 110% of the fair market value on the date of grant, and the term of the ISO shall be no less than 5 years from the date of grant.

Share options

As of December 31, 2013 and 2014, options granted to employees to purchase 11,476,476 and 10,774,581 ordinary shares and to non-employees to purchase 2,043,625 and 2,043,625 ordinary shares were outstanding, and options to purchase 22,326,994 and 23,028,889 ordinary shares were still available for future grants. It is the Company's policy to issue new shares upon share option exercise.

A summary of the share option activity as of December 31, 2012, 2013 and 2014 is as follows:

	Year ended December 31, 2012				Year ended December 31, 2013				Year ended December 31, 2014
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at beginning of year	16,762,302	17.25	6.5	85,750	16,153,312	18.30	5.9	29,114	13,520,101	16.89	4.54	10,940
Granted	2,205,250	20.76	-	-	-	-	-	-
Exercised	(1,494,420)	5.12	-	5,856	-	-	-	-	-	-	-	-
Forfeited or expired	(1,319,820)	24.75	-	-	(2,633,211)	20.98	-	54,430	(701,895)	22.95	-	-
Outstanding at end of year	16,153,312	18.30	5.9	29,114	13,520,101	16.89	4.54	10,940	12,818,206	16.78	3.49	175
Exercisable at end of year	12,963,768	16.25	5.4	29,112	12,926,779	16.48	4.43	10,940	12,679,241	16.72	3.45	64
Expected to be vested					119,485	26.09	7.2	-	120,965	20.31	6.69	-

A summary of unvested options under the employee share option plan as of December 31, 2014, and changes during the year then ended is presented as follows:

	Year ended December 31, 2014
	Shares	Weighted Average Grant - date fair value
Unvested at January 1, 2014	593,322	10.44
Granted	-	-
Vested	(391,944)	10.96
Forfeited	(62,413)	9.20
Unvested at December31, 2014	138,965	10.03

Management of the Group is responsible for determining the fair value of options granted and have considered a number of factors when making this determination, including valuations. The Group has not granted options during the year 2013 and 2014. The Company estimates the forfeiture rate to be 14%, 19% and 20% for the shares options granted as of December 31, 2012, 2013 and 2014, respectively.

The Company recorded share-based compensation expenses of RMB 34,971, RMB 22,826 and RMB 5,110 during the years ended December 31, 2012, 2013 and 2014, respectively, attributed based on a straight-line basis over the requisite service period for the entire award. Total fair values of option vested were RMB 40,075, RMB 18,936 and RMB 4,787 for employees and RMB 1,059, RMB 203 and RMB 94 for non-employees during the years ended December 31, 2012, 2013 and 2014, respectively. Weighted average grant date fair value per share is RMB 12.42 in 2012, while no any share option was granted in 2013 and 2014.

The Company did not capitalize any of the share-based compensation expenses as part of the cost of any asset during the years ended December 31, 2012, 2013 and 2014.

As of December 31, 2014, there was RMB 2,274 of total unrecognized compensation expense related to non-vested share-based compensation arrangements. That cost is expected to be recognized over a weighted-average period of 0.60 years.

Restricted stock awards

On October 14, 2014, the Board of Directors granted the restricted stock to each member of the Board who is not an employee of the Group. The number of shares of restricted stock subject to each award shall be determined by dividing US$ 200 by the Cayman Court approved price US$ 0.0493 per share of the Group's ordinary shares on May 14, 2014. The awards shall vest at a rate of 1/36th per month on the 14th day of each month during the first three anniversaries of May 14, 2014, subject to continued service on the Board. The following table summarizes the restricted stock awards activities for the year ended December 31, 2014:

	Years ended December 31, 2014
	Shares	Grant-date fair value	Weighted Average Remaining Contractual Term

Outstanding at beginning of year	-	-	-
Granted	24,340,771	0.71	3.00
Exercised	-	-	-
Forfeited or expired	-	-	-
Outstanding at end of year	24,340,771	0.71	2.63
Vested and expected to vest at December 31, 2014	19,269,777	0.71	2.63

The Company recorded share-based compensation expenses of RMB 3,584 for the restricted stock as of December 31, 2014 and the unrecognized share-based compensation expenses was amounting to RMB 13,619 as of December 31, 2014.